PREPAID EXPENSES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
PREPAID EXPENSES
Insurance	$ 150,344	$ 4,286
Deposits	15,736	0
Rent	0	8,267
Other	34,825	0
Prepaid expenses	$ 200,905	$ 12,553